Summary of Significant Accounting Policies - Product warranties, current and non-current and Revenue recognition, government grants (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Summary of Significant Accounting Policies
Accrued warranty	¥ 3,251,112		¥ 1,594,312	¥ 842,345
Including: Accrued warranty, current	236,699		141,832
Accrued warranty, non-current	3,014,413		1,452,480
Revenues	123,851,332	$ 17,444,096	45,286,816	27,009,779
Other non-current liabilities	3,711,414		2,142,462		$ 522,742
Government grants	¥ 1,080,373		¥ 405,999	¥ 47,222
Government Assistance, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)
Government subsidies
Summary of Significant Accounting Policies
Other non-current liabilities	¥ 481,548		¥ 431,735